Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Sales revenue	¥ 15,888,617	¥ 15,361,146	¥ 13,999,200
Segment profit (loss)	726,370	833,558	840,711
Share of profit of investments accounted for using the equity method	228,827	247,643	164,793
Segment assets	20,419,122	19,349,164	18,958,123
Investments accounted for using the equity method	713,039	679,517	597,262
Depreciation and amortization	1,468,685	1,454,116	1,335,428
Capital expenditures	2,657,252	2,394,634	2,572,749
Impairment losses on non-financial assets	46,808	15,605	8,968
Provision for credit and lease residual losses on receivables from financial services	34,720	36,699	31,448
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	15,888,617	15,361,146	13,999,200
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	16,145,217	15,592,352	14,213,805
Segment profit (loss)	726,370	833,558	840,711
Share of profit of investments accounted for using the equity method	228,827	247,643	164,793
Segment assets	20,012,555	19,137,217	18,798,372
Investments accounted for using the equity method	713,039	679,517	597,262
Depreciation and amortization	1,468,685	1,454,116	1,335,428
Capital expenditures	2,657,252	2,394,634	2,572,749
Impairment losses on non-financial assets	46,808	15,605	8,968
Provision for credit and lease residual losses on receivables from financial services	34,720	36,699	31,448
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	15,888,617	15,361,146	13,999,200
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	256,600	231,206	214,605
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	2,100,155	2,038,712	1,716,165
Segment profit (loss)	291,642	267,015	170,740
Share of profit of investments accounted for using the equity method	29,704	31,270	31,835
Segment assets	1,523,817	1,533,367	1,505,637
Investments accounted for using the equity method	88,494	89,498	93,410
Depreciation and amortization	66,680	74,128	79,398
Capital expenditures	74,024	63,927	66,241
Impairment losses on non-financial assets	1,404	42	185
Provision for credit and lease residual losses on receivables from financial services
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,100,155	2,038,712	1,716,165
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	11,287,764	11,045,209	10,256,666
Segment profit (loss)	209,694	373,840	501,181
Share of profit of investments accounted for using the equity method	198,505	215,843	132,411
Segment assets	7,923,802	7,879,769	7,543,388
Investments accounted for using the equity method	619,091	584,922	499,067
Depreciation and amortization	603,124	616,321	576,546
Capital expenditures	525,419	514,910	607,629
Impairment losses on non-financial assets	32,674	3,648	626
Provision for credit and lease residual losses on receivables from financial services
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	11,072,117	10,852,171	10,086,816
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	215,647	193,038	169,850
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	2,380,042	2,137,265	1,891,282
Segment profit (loss)	235,945	196,067	178,449
Share of profit of investments accounted for using the equity method
Segment assets	10,236,066	9,409,243	9,437,044
Investments accounted for using the equity method
Depreciation and amortization	784,683	748,503	664,940
Capital expenditures	2,041,735	1,801,554	1,886,607
Impairment losses on non-financial assets	12,716	11,911	7,987
Provision for credit and lease residual losses on receivables from financial services	34,720	36,699	31,448
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,365,355	2,123,194	1,878,094
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	14,687	14,071	13,188
Operating segments [member] | Power product and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	377,256	371,166	349,692
Segment profit (loss)	(10,911)	(3,364)	(9,659)
Share of profit of investments accounted for using the equity method	618	530	547
Segment assets	328,870	314,838	312,303
Investments accounted for using the equity method	5,454	5,097	4,785
Depreciation and amortization	14,198	15,164	14,544
Capital expenditures	16,074	14,243	12,272
Impairment losses on non-financial assets	14	4	170
Provision for credit and lease residual losses on receivables from financial services
Operating segments [member] | Power product and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	350,990	347,069	318,125
Operating segments [member] | Power product and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	26,266	24,097	31,567
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(256,600)	(231,206)	(214,605)
Segment profit (loss)
Share of profit of investments accounted for using the equity method
Segment assets	406,567	211,947	159,751
Investments accounted for using the equity method
Depreciation and amortization
Capital expenditures
Impairment losses on non-financial assets
Provision for credit and lease residual losses on receivables from financial services
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (256,600)	¥ (231,206)	¥ (214,605)